Equity and Divestitures - Schedule of Company’s Non-Controlling Interests (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Mercos [Member]
Schedule of Company’s Non-Controlling Interests [Line Items]
Non-controlling interest	42.09%	42.09%
Current assets	R$ 4,351	R$ 3,463
Non-current assets	4,668	3,796
Current liabilities	(3,421)	(2,849)
Non-current liabilities	(5,598)
Summarized statement of profit and loss
Revenue	18,498	14,774
Expenses	(14,139)	(12,045)
Profit (loss) for the year	4,359	2,729
Profit (loss) attributable to owners of the Company	2,525	2,527
Profit (loss) attributable to the non-controlling interests	R$ 1,835	R$ 202
Smart NX [Member]
Schedule of Company’s Non-Controlling Interests [Line Items]
Non-controlling interest	45.00%
Current assets	R$ 2,396
Non-current assets	5,131
Current liabilities	(1,680)
Non-current liabilities	(5,847)
Summarized statement of profit and loss
Revenue	12,209
Expenses	(9,719)
Profit (loss) for the year	2,490
Profit (loss) attributable to owners of the Company	1,370
Profit (loss) attributable to the non-controlling interests	R$ 1,121